Operating Leases - Additional Information (Details)	6 Months Ended
Jun. 30, 2020
Fortaleza Knutsen
Operating Leases
Current bareboat charter expiration year	2023
Recife Knutsen
Operating Leases
Current bareboat charter expiration year	2023
Bodil Knutsen
Operating Leases
Current time charter expiration year	2021
Time charter expiration year under options to extend	2024
Windsor Knutsen
Operating Leases
Time charter expiration year under options to extend	2023
Date of suspension of time charter	2020-04
Windsor Knutsen | Vessel
Operating Leases
Time charter expiration year under options to extend	2020
Carmen Knutsen
Operating Leases
Current time charter expiration year	2023
Time charter expiration year under options to extend	2026
Hilda Knutsen
Operating Leases
Current time charter expiration year	2022
Time charter expiration year under options to extend	2025
Torill Knutsen
Operating Leases
Current time charter expiration year	2024
Dan Cisne
Operating Leases
Current bareboat charter expiration year	2023
Dan Sabia
Operating Leases
Current bareboat charter expiration year	2024
Ingrid Knutsen
Operating Leases
Current time charter expiration year	2024
Time charter expiration year under options to extend	2029
Raquel Knutsen
Operating Leases
Current time charter expiration year	2025
Time charter expiration year under options to extend	2030
Tordis Knutsen
Operating Leases
Current time charter expiration year	2022
Time charter expiration year under options to extend	2032
Vigdis Knutsen
Operating Leases
Current time charter expiration year	2022
Time charter expiration year under options to extend	2032
Lena Knutsen
Operating Leases
Current time charter expiration year	2022
Time charter expiration year under options to extend	2032
Brasil Knutsen
Operating Leases
Current time charter expiration year	2022
Time charter expiration year under options to extend	2028
Anna Knutsen
Operating Leases
Current time charter expiration year	2022
Time charter expiration year under options to extend	2028